CREDIT IMPAIRMENT CHARGES AND PROVISIONS - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 86	£ 192	£ 249
(Recoveries)/charges of loans and advances, net of collection costs	(23)	10	36
Off-balance sheet credit exposures (See Note 27)	7	4	36
Credit impairment charges	70	206	321
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	704	335	424
Charge/(release) for residual value and voluntary termination	2	1	(3)
Provisions for other liabilities and charges	706	336	421
Total credit impairment charges, provisions and charges	£ 776	£ 542	£ 742